Advances for Vessel Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance		$ 6,539,115
Advances for vessels acquisitions	23,400,000	23,152,125
Supervision fees		236,521
Commissions—vessels purchased		289,347
Capitalized interest		20,060
Other Capitalized Expenses		129,729
Transfer to Vessels, net		(30,366,897)
Ending balance	$ 23,400,000